PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — 99.3%

Aerospace & Defense — 1.4%
United Technologies Corp.	6,123	$835,912

Apparel — 5.0%
adidas AG	977	304,185
LVMH Moet Hennessy Louis Vuitton S.E.	2,219	881,945
NIKE, Inc., Class B	11,971	1,124,316
VF Corp.	7,442	662,264

		2,972,710

Beverages — 1.8%
PepsiCo, Inc.	7,638	1,047,170

Chemicals — 5.1%
Ecolab, Inc.	4,225	836,719
PPG Industries, Inc.	8,157	966,686
The Sherwin-Williams Co.	2,217	1,219,062

		3,022,467

Commercial Services — 4.3%
Equifax, Inc.	4,159	585,046
Experian PLC	10,605	338,892
Moody’s Corp.	4,624	947,134
Verisk Analytics, Inc.	4,440	702,142

		2,573,214

Computers — 8.2%
Accenture PLC, Class A	11,490	2,210,101
Apple, Inc.	7,492	1,677,983
Cognizant Technology Solutions Corp., Class A	16,112	970,990

		4,859,074

Cosmetics & Personal Care — 4.1%
Colgate-Palmolive Co.	16,445	1,208,872
L’Oreal S.A.	1,335	373,812
The Estee Lauder Cos., Inc., Class A	4,314	858,270

		2,440,954

Diversified Financial Services — 9.4%
CME Group, Inc.	1,395	294,819
Mastercard, Inc., Class A	3,765	1,022,461
TD Ameritrade Holding Corp.	22,528	1,052,058
The Blackstone Group, Inc., Class A	16,693	815,286
The Charles Schwab Corp.	9,810	410,352
Visa, Inc., Class A	11,594	1,994,284

		5,589,260

Electronics — 7.5%
Amphenol Corp., Class A	10,026	967,509
Fortive Corp.	15,205	1,042,455
Mettler-Toledo International, Inc.*	962	677,633
TE Connectivity Ltd.	7,819	728,574
Waters Corp.*	4,751	1,060,566

		4,476,737

Food — 0.9%
Nestle S.A.	5,079	551,029

Healthcare Products — 6.4%
Abbott Laboratories	13,975	1,169,288

	Number of Shares	Value†

Healthcare Products — (continued)
Becton Dickinson & Co.	4,268	$1,079,634
Thermo Fisher Scientific, Inc.	5,226	1,522,177

		3,771,099

Household Products & Wares — 1.5%
Church & Dwight Co., Inc.	3,937	296,220
Reckitt Benckiser Group PLC	7,916	617,466

		913,686

Insurance — 2.8%
Aon PLC	8,500	1,645,345

Internet — 7.6%
Alibaba Group Holding Ltd. ADR*	5,619	939,665
Alphabet, Inc., Class A*	2,935	3,584,046

		4,523,711

Lodging — 2.1%
Marriott International, Inc., Class A	10,059	1,251,038

Machinery—Diversified — 2.0%
Nordson Corp.	8,059	1,178,709

Media — 2.6%
Comcast Corp., Class A	29,456	1,327,876
The Walt Disney Co.	1,818	236,922

		1,564,798

Miscellaneous Manufacturing — 1.2%
Danaher Corp.	5,027	726,050

Pharmaceuticals — 4.3%
Cigna Corp.	2,952	448,084
Elanco Animal Health, Inc.*	21,289	566,075
Eli Lilly & Co.	4,864	543,941
Roche Holding AG	2,043	594,549
Zoetis, Inc.	3,143	391,586

		2,544,235

Retail — 3.1%
Starbucks Corp.	7,835	692,771
The TJX Cos., Inc.	20,240	1,128,177

		1,820,948

Semiconductors — 5.6%
Analog Devices, Inc.	8,127	908,029
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,431	810,193
Texas Instruments, Inc.	12,183	1,574,531

		3,292,753

Software — 10.4%
Electronic Arts, Inc.*	9,154	895,444
Fidelity National Information Services, Inc.	10,064	1,336,096
Fiserv, Inc.*	9,303	963,698
Microsoft Corp.	21,490	2,987,755

		6,182,993

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

LARGE CAP GROWTH FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Transportation — 2.0%
Union Pacific Corp.	7,448	$1,206,427

TOTAL COMMON STOCKS (Cost $41,578,716)		58,990,319

SHORT-TERM INVESTMENTS — 0.7%

Money Market — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%) (Cost $400,135)	400,135	400,135

TOTAL INVESTMENTS — 100.0% (Cost $41,978,851)		59,390,454

Other Assets & Liabilities — 0.0%		25,290

TOTAL NET ASSETS — 100.0%		$59,415,744

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

PLC — Public Limited Company.

S.A. — Societe Anonyme.

S.E. — Societas Europaea.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$58,990,319	$58,990,319	$—	$—
SHORT-TERM INVESTMENTS	400,135	400,135	—	—

TOTAL INVESTMENTS	$59,390,454	$59,390,454	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

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